Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share
Loss Per Share

19. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(121,524)	(193,382)	(99,291)	(13,987)
Numerator for basic and diluted net loss per share	(121,524)	(193,382)	(99,291)	(13,987)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	370,874,312	371,208,209	371,453,164	371,453,164
Loss per share-basic and diluted	(0.33)	(0.52)	(0.27)	(0.04)

The Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and unvested restricted shares with the number of 2,891,152, 9,996,757 and 9,728,646 for the years ended December 31, 2021, 2022 and 2023, respectively.